Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Shareholders Equity [Line Items]
Summary of Dividends Paid

Dividend No.	Type of Dividend	Agreement date	Payment Date	Total Amount ThUS$	USD per Share	Charged to Fiscal
13	Interim dividend	11-25-2022	01-27-2023	29,532	0.00043	2022
14	Final dividend	04-26-2023	05-26-2023	465,321	0.00673	2022
15	Interim dividend	11-23-2023	01-26-2024	47,462	0.00069	2023
16	Final dividend	04-29-2024	05-29-2024	316,094	0.00457	2023
17	Interim dividend	11-15-2024	01-24-2025	63,358	0.00092	2024
18	Final dividend	04-28-2025	05-23-2025	10,417	0.00015	2024
19	Eventual	04-28-2025	05-23-2025	233,947	0.00338	2024
20	Interim dividend	11-27-2025	01-23-2026	52,771	0.00076	2025

Summary of Foreign Currency Translation Differences Attributable to Shareholders

	For the years ended December 31,
	12-31-2025	12-31-2024	12-31-2023
	ThUS$	ThUS$	ThUS$
Enel Generación Chile S.A.	2,080	1,222	3,160
GNL Chile S.A.	5,033	5,934	2,738
Grupo Enel Distribución Chile	75,894	-	-
Grupo Enel Green Power Chile	447,314	584,492	451,309
Translation difference due to change in presentation currency (1)	-	(1,788,114)	(1,177,160)
TOTAL	530,321	(1,196,466)	(719,953)
(1)	Corresponds to the effect originated by the retrospective application of the change in reporting currency. See Note 3.

Summary of Other Reserves Within Equity

	01-01-2025	2025 Changes	12-31-2025
Detail of other reserves	ThUS$	ThUS$	ThUS$
Foreign currency translation differences	(1,196,466)	1,726,787	530,321
Cash flow hedges	(161,411)	158,996	(2,415)
Financial assets at fair value through other comprehensive income	4	(2)	2
Other miscellaneous reserves	(3,411,514)	1,152,433	(2,259,081)
TOTAL	(4,769,387)	3,038,214	(1,731,173)

	01-01-2024	2024 Changes	12-31-2024
Detail of other reserves	ThUS$	ThUS$	ThUS$
Foreign currency translation differences	(719,953)	(476,513)	(1,196,466)
Cash flow hedges	(616,249)	454,838	(161,411)
Financial assets at fair value through other comprehensive income	4	—	4
Other miscellaneous reserves	(3,414,739)	3,225	(3,411,514)
TOTAL	(4,750,937)	(18,450)	(4,769,387)

	01-01-2023	2023 Changes	12-31-2023
Detail of other reserves	ThUS$	ThUS$	ThUS$
Foreign currency translation differences	(591,742)	(128,211)	(719,953)
Cash flow hedges	(459,844)	(156,405)	(616,249)
Financial assets at fair value through other comprehensive income	4	—	4
Other miscellaneous reserves	(3,423,044)	8,305	(3,414,739)
TOTAL	(4,474,626)	(276,311)	(4,750,937)
a)	Foreign currency translation differences reserves: These reserves arise primarily from exchange differences relating to the translation of financial statements of the Company’s consolidated entities with functional currencies other than the Chilean peso (see Note 2.9).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 4.g.5 and 4.h).
c)	Other miscellaneous reserves:

Summary of Non-controlling Interests

		Non-controlling Interests
		Equity			Profit (Loss)
	12-31-2025	12-31-2025	12-31-2024	01-01-2024	2025	2024	2023
Companies	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Chile S.A.	0.91%	6,867	6,121	7,246	349	(246)	152
Enel Generación Chile S.A.	6.45%	170,696	176,448	172,405	34,858	33,566	38,850
Empresa Eléctrica Pehuenche S.A.	7.35%	11,302	12,212	13,400	10,323	12,606	12,925
Sociedad Agrícola de Cameros Ltda.	42.50%	2,477	2,183	2,437	61	(35)	(176)
Geotérmica del Norte S.A.	15.41%	78,624	77,365	75,747	4	1,643	550
Parque Eólico Talinay Oriente S.A.	39.09%	99,717	89,688	87,478	2,825	2,222	3,103
Enel X Way Chile S.p.A.	37.54%	3,739	4,626	—	(1,296)	(1,109)	—
Others		216	244	196	146	22	28
TOTAL		373,638	368,887	358,909	47,270	48,669	55,432

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Summary of Other Reserves Within Equity

	For the years ended December 31,
	2025	2024	2023
Other Miscellaneous Reserves	ThUS$	ThUS$	ThUS$
Company restructuring reserve ("Division") (i)	(535,955)	(770,084)	(770,084)
Reserve for transition to IFRS (ii)	(458,846)	(659,398)	(659,398)
Reserve for subsidiaries transactions (iii)	12,547	18,031	18,031
Reserves for Tender Offer of Enel Generation “Reorganization of Renewable Assets” (iv)	(913,672)	(1,420,440)	(1,420,440)
Reserves “Reorganization of Renewable Assets” (v)	(408,802)	(635,544)	(635,544)
Argentine hyperinflation (vi)	31,142	37,116	33,287
Other miscellaneous reserves (vii)	14,505	18,805	19,409
TOTAL	(2,259,081)	(3,411,514)	(3,414,739)
i)	Corporate restructuring reserve (Division): This represents the effect generated by the corporate reorganization of Enersis S.A. (currently Enel Américas), concluded in 2016, whereby the company divided its businesses between Chile and the rest of South America. The new company was called Enersis Chile (now Enel Chile), and was assigned the equity corresponding to the related business in Chile.
ii)	Reserves for transition to IFRS: In compliance with the provisions of Circular No. 456 by the CMF, the price-level restatement of accumulated paid-in capital has been incorporated in this category from the date of the Company’s transition to IFRS, i.e., January 1, 2004, through December 31, 2008.
iii)	Reserves for business combinations: These represent the effect generated by the purchases of interest under common control.

iv)	“Reorganization of Renewable Assets” Enel Generación Chile Takeover Reserve: This represents the difference between the carrying amount of non-controlling interest acquired as part of the tender offer aimed at acquiring all shares issued by the subsidiary Enel Generación Chile completed in March 16, 2018.
v)	“Reorganization of Renewable Assets” Reserve: This corresponds to the reserve constituted by the merger between Enel Green Power Latin América S.A. and Enel Chile on April 2, 2018. It represents the recognition of the difference produced by the capital increase in Enel Chile (corresponding to the market value of interest in Enel Green Power Chile and subsidiaries) and the carrying amount of Enel Green Power Latin América S.A. equity that was incorporated under share capital in the equity distributable to the owners of Enel Chile, as a result of the merger.
vi)	Hyperinflation in Argentina: This corresponds to the calculated effect of the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
vii)	Other miscellaneous reserves: This reserve derives from transactions performed in the current and prior years.